DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) GWh in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) MMBTU	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GWh	Dec. 31, 2023 MMBTU
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	$ 619	$ 103
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	1,900	2,000
Interest Rate Swap and Forward Starting Swap Contracts [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	70,500	76,100
Interest Rate Swaptions
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount		292
Interest Rate Cap Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	27,500	47,900
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	236	47
Gains (losses) on hedges of net investments in foreign operations, net of tax	2,800	1,600
Derivative, Notional Amount	$ 63,064	58,175
Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives	110,828,000		144,104	144,104,000
Interest rates
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	$ (239)	(10)
Derivative, Notional Amount	97,961	124,265
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	500	(32)
Derivative, Notional Amount	$ 1,936	$ 2,017